Convertible Notes Payable (Details) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended		24 Months Ended
	Jan. 31, 2014	Nov. 30, 2013	Oct. 31, 2013	Mar. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013
CONVERTIBLE NOTE PAYABLE [Abstract]
Convertible note payable				$ 167,075	$ 717,904
Notes interest rate				10.00%	10.00%
Maximum ownership percentage allowed afer converting				4.99%	4.99%
Beneficial Conversion Feature	117,719	83,265	516,920		717,904	167,075	167,075		167,075
Amortization of discount on convertible note payable					87,395	6,866	27,922		27,922
Convertible notes payable converted, principal					42,316
Accrued interest converted					$ 17,864
Shares issued for conversion of notes payable, shares					3,000,000